RELATED PARTY TRANSACTIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) director senior_executive_level_management_member	Dec. 31, 2020 USD ($) senior_executive_level_management_member director	Dec. 31, 2019 USD ($) senior_executive_level_management_member director
Related Party [Abstract]
Number of non-executive board of directors | director	10	10	8
Number of members of senior executive level management | senior_executive_level_management_member	8	8	6
Short-term benefits including employee salaries and bonuses and director retainer and committee fees	$ 7,655	$ 8,845	$ 6,124
Post-employment and other long-term benefits	703	593	604
Share-based compensation expense	11,292	12,894	1,152
Total remuneration	$ 19,650	$ 22,332	$ 7,880